Investments (Impaired Commercial Mortgage Loans By Property Type) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	$ 10	$ 30
Unpaid principal balance	13	40
Charge-offs, impaired loans	3	10
Related allowances
Average recorded investment	10	3
Interest income recognized
Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment		5
Unpaid principal balance		8
Charge-offs, impaired loans		3
Related allowances
Average recorded investment		2
Interest income recognized
Office
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	10	6
Unpaid principal balance	13	8
Charge-offs, impaired loans	3	2
Related allowances
Average recorded investment	10	2
Interest income recognized
Industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment		19
Unpaid principal balance		24
Charge-offs, impaired loans		5
Related allowances
Average recorded investment		3
Interest income recognized
Apartments
Financing Receivable, Allowance for Credit Losses [Line Items]
Related allowances
Interest income recognized
Mixed Use/Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Related allowances
Interest income recognized